CASH FLOW GENERATED FROM OPERATIONS - RECONCILIATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliation from profit/(loss) before income tax to net cash generated from operations:
Profit/(Loss) before income tax:	¥ (690,745)	$ (105,862)	¥ 1,009,092	¥ 1,068,800
Adjustments for:
Depreciation of fixed assets (Note 6)	1,662,179		1,637,298	1,609,743
Depreciation of right-of-use assets (Note 8)	65,511		65,324	0
Impairment of fixed assets (Note 6)	11,835		20,697	10,363
Gains on disposal of assets classified as held for sale (Note 18)	(1,188,645)		0	0
Provision for impairment of materials and supplies (Note 19)	0		10,793	11,361
Amortization of leasehold land payments (Note 8)	0		0	55,782
Loss on disposal of fixed assets and costs on repairs	165,253		161,435	261,476
Amortization of long-term prepaid expenses (Note 13)	19,340		16,438	12,909
Share of results of associates, net of tax (Note 11)	(22,162)		7,039	(7,177)
Dividend income on FVOCI/AFS (Note 33)	(7,735)		(7,047)	(6,473)
Investment income from liquidation of a subsidiary (Note 33)	0		0	(81)
Reversal of impairment of receivables	(358)		0	(1,061)
Amortization of deferred income	(8,377)		(2,299)	(5,988)
Interest expense on lease liabilities	57,629		57,670	0
Interest income	(8,310)		(4,606)	(5,845)
Operating profit before working capital changes	55,415		2,971,834	3,003,809
Decrease/(Increase) in trade receivables	780,765		(638,401)	230,877
Decrease in materials and supplies	2,005		16,438	39,224
Increase in prepayments and other receivables	(108,998)		(64,221)	(17,218)
Decrease in long-term receivable	6,155		6,000	7,000
Increase in trade payables	701,825		98,393	115,759
Increase in accruals and other payables	150,454		358,625	220,571
Net cash generated from operations	¥ 1,587,621	$ 243,314	¥ 2,748,668	¥ 3,600,022

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.